Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Revenues	$ 371,034	$ 326,142	$ 333,662
Technical management service component
Revenues
Revenues	78,149	76,545	75,101
Long-term time charters
Revenues
Revenues	$ 187,802	221,813	283,266
Long-term time charters | Minimum
Revenues
Initial duration of charter party agreement	3 years
Long-term time charters | Increase due to change in policy
Revenues
Revenues		44,538	39,978
Spot time charters
Revenues
Revenues	$ 183,232	$ 104,329	$ 50,396
Spot time charters | Maximum
Revenues
Initial duration of charter party agreement	3 years	5 years